Summary of Significant Accounting Policies (Details)				12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)
Accounting Policies [Abstract]
Accounts receivables	$ 23,384			$ 23,384	$ 31,440
Allowance uncollectible	92,086			92,086
Other receivables	48,373			48,373	56,059
Allowance for doubtful accounts	92,086
Administration costs	2,000,000	¥ 14,300,000	$ 500,000
Capitalized and amortize	2,000,000			2,000,000			¥ 14,300,000
Selling expense	1,141,544				1,097,346	$ 122,144
Contract assets amounted	333,314			333,314	672,506
Deferred revenue	4,435,393			4,435,393	6,324,472
Refund liability amounted	237,691			237,691	348,472
Government subsidies income amounted						2,839
Advertising expenses				276,767	247,952	$ 142,134
VAT rates range	6.00%	6.00%	6.00%
Tax benefit percentage	50.00%	50.00%	50.00%
Unrecognized tax benefits	$ 2,573,831			2,573,831	2,475,474
Tutorial service revenue					4,238,851
Incurred net loss	$ 2,118,349
Reportable segment	1	1	1
Cash and cash equivalent	$ 2,155,389			2,155,389	1,165,735
Deposit insurance (in Yuan Renminbi) | ¥							¥ 500,000
Cash	$ 18,181,099			$ 18,181,099